Cash Distributions and Earnings per Unit	6 Months Ended
Jun. 30, 2020
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit

NOTE 15 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

There is no guarantee that Navios Partners will pay a quarterly distribution on the common and general partner units in any quarter. On February 3, 2016, Navios Partners announced that its Board of Directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. In March 2018, the board determined to reinstate a distribution and any continued distribution will be at the discretion of our Board of Directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There is incentive distribution rights held by the General Partner, which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $6.0375.

In January 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2018 of $0.30 per unit. The distribution was paid on February 14, 2019, to all unitholders of common and general partner units of record as of February 11, 2019, which included the unitholders of restricted common units issued on February 1, 2019. The aggregate amount of the declared distribution was $3,458.

In April 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2019 of $0.30 per unit. The distribution was paid on May 14, 2019, to all unitholders of common and general partner units of record as of May 10, 2019. The aggregate amount of the declared distribution was $3,364.

In July 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2019 of $0.30 per unit. The distribution was paid on August 9, 2019, to all unitholders of common and general partner units of record as of August 6, 2019. The aggregate amount of the declared distribution was $3,364.

In October 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended September 30, 2019 of $0.30 per unit. The distribution was paid on November 14, 2019, to all unitholders of common and general partner units of record as of November 7, 2019. The aggregate amount of the declared distribution was $3,364.

In January 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2019 of $0.30 per unit. The distribution was paid on February 13, 2020 to all unitholders of common units and general partner units of record as of February 11, 2020. The aggregate amount of the declared distribution was $3,366.

In April 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2020 of $0.30 per unit. The distribution was paid on May 14, 2020, to all unitholders of common units and general partner units of record as of May 11, 2020. The aggregate amount of the declared distribution was $3,365.

In July 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2020 of $0.05 per unit. The distribution is payable on August 13, 2020, to all unitholders of common units and general partner units of record as of August 10, 2020. The aggregate amount of the declared distribution expected to be paid is $561.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during each of the six month periods ended June 30, 2020 and 2019.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Net loss	$(14,641)	$(6,523)	$(25,365)	$(16,046)
Loss attributable to:
Common unit holders	(14,349)	(6,394)	(24,860)	(15,729)
Weighted average units outstanding (basic and diluted)
Common unit holders	10,847,487	10,774,452	10,846,405	10,898,658
Loss per unit (basic and diluted):
Common unit holders	$(1.32)	$(0.59)	$(2.29)	$(1.44)

Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.05	$0.30	$0.35	$0.60
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(1.37)	$(0.89)	$(2.64)	$(2.04)

Potential common units of 140,191 and 235,669 relating to unvested restricted common units for each of the six month periods ended June 30, 2020 and 2019, respectively, have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of diluted earnings per unit.